                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                  AIM CAPITAL
                            APPRECIATION PORTFOLIO

                              SMITH BARNEY LARGE
                             CAPITALIZATION GROWTH
                                   PORTFOLIO


                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003




         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman.........................................  1

Schedules of Investments.........................................  2

Statements of Assets and Liabilities.............................  8

Statements of Operations.........................................  9

Statements of Changes in Net Assets.............................. 10

Notes to Financial Statements.................................... 12

Financial Highlights............................................. 18

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN
Chairman, President and Chief Executive Officer


Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                      AIM CAPITAL APPRECIATION PORTFOLIO

  SHARES                         SECURITY                        VALUE
---------------------------------------------------------------------------
COMMON STOCK -- 95.3%
Aerospace/Defense -- 3.2%
     67,700  Lockheed Martin Corp.                            $  3,388,385
     18,900  Northrop Grumman Corp.                              1,662,255
-------------------------------------------------------------------------
                                                                 5,050,640
-------------------------------------------------------------------------
Broadcasting and Cable TV -- 2.0%
     44,400  Clear Channel Communications, Inc.+                 1,736,484
     16,800  Hispanic Broadcasting Corp.+                          430,920
     33,700  Univision Communications Inc., Class A Shares+++    1,020,436
-------------------------------------------------------------------------
                                                                 3,187,840
-------------------------------------------------------------------------
Business Services -- 3.1%
     67,700  Lamar Advertising Co., Class A Shares+              2,431,784
     28,200  Moody's Corp.                                       1,361,778
     67,700  Robert Half International Inc.+                     1,102,156
-------------------------------------------------------------------------
                                                                 4,895,718
-------------------------------------------------------------------------
Communications Services -- 1.2%
     46,200  Nextel Communications, Inc.+                          683,298
    617,100  Vodafone Group PLC                                  1,219,047
-------------------------------------------------------------------------
                                                                 1,902,345
-------------------------------------------------------------------------
Energy -- 4.8%
     11,865  Apache Corp.                                          679,271
     25,800  BJ Services Co.+                                      941,958
     15,600  Devon Energy Corp.                                    737,100
     33,400  ENSCO International Inc.++                            848,360
     20,700  Exxon Mobil Corp.                                     728,640
     22,500  Nabors Industries, Ltd.+                              882,000
     22,400  Noble Corp.+                                          693,280
     20,200  Smith International, Inc.+                            718,312
     28,100  Transocean Inc.+                                      535,305
     16,800  Weatherford International Ltd.+                       675,864
-------------------------------------------------------------------------
                                                                 7,440,090
-------------------------------------------------------------------------
Financial -- 11.6%
      9,200  Aetna Inc.                                            458,160
     24,200  AFLAC Inc.                                            791,582
     39,500  American Express Co.                                1,495,470
     33,600  American International Group, Inc.                  1,947,120
     11,400  Bank of America Corp.                                 844,170
     11,400  Fannie Mae                                            825,246
     11,300  Freddie Mac                                           654,270
     24,400  The Goldman Sachs Group, Inc.                       1,851,960
     44,800  Merrill Lynch & Co., Inc.                           1,839,040

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      AIM CAPITAL APPRECIATION PORTFOLIO


  SHARES                         SECURITY                         VALUE
--------------------------------------------------------------------------
Financial -- 11.6% (continued)
     38,300 Morgan Stanley                                     $ 1,713,925
      1,100 New York Community Bancorp, Inc.                        38,192
     11,500 SLM Corp.                                            1,288,000
     14,800 UnitedHealth Group, Inc.+                            1,363,524
     28,500 Washington Mutual, Inc.                              1,125,750
     18,400 WellPoint Health Networks Inc.+                      1,397,296
     11,200 Wells Fargo & Co.                                      540,512
--------------------------------------------------------------------------
                                                                18,174,217
--------------------------------------------------------------------------
Food and Beverage -- 1.0%
     17,300 General Mills, Inc.                                    780,403
     28,100 Sysco Corp.                                            807,313
--------------------------------------------------------------------------
                                                                 1,587,716
--------------------------------------------------------------------------
Healthcare -- 18.5%
     24,100 AdvancePCS+++                                          724,446
      6,400 Allergan, Inc.                                         449,600
     44,900 Amgen Inc.+                                          2,752,819
     85,100 Biomet, Inc.                                         2,592,146
     18,800 Boston Scientific Corp.+                               809,340
     23,850 Cardinal Health, Inc.                                1,318,428
     19,400 Forest Laboratories, Inc.+                           1,003,368
     15,400 Genzyme Corp. -- General Division+                     620,312
     20,900 Gilead Sciences, Inc.+                                 964,326
     37,500 Health Management Associates, Inc., Class A Shares     639,750
     33,500 IDEC Pharmaceuticals Corp.+++                        1,097,125
     16,000 Johnson & Johnson                                      901,760
     44,200 Medicis Pharmaceutical Corp., Class A Shares+++      2,547,688
     46,100 Medtronic, Inc.                                      2,200,814
    130,600 Pfizer Inc.                                          4,015,950
     27,100 St. Jude Medical, Inc.+                              1,421,666
     50,400 Teva Pharmaceutical Industries Ltd., Sponsored ADR   2,353,680
     44,600 Wyeth                                                1,941,438
     13,000 Zimmer Holdings, Inc.+                                 609,700
--------------------------------------------------------------------------
                                                                28,964,356
--------------------------------------------------------------------------
Hotels/Motels -- 0.8%
     44,400 MGM MIRAGE+                                          1,261,848
--------------------------------------------------------------------------
Leisure -- 2.8%
     50,800 Harley Davidson, Inc.                                2,257,552
     11,000 Pixar, Inc.+++                                         642,290
     33,600 Viacom Inc., Class B Shares+                         1,458,576
--------------------------------------------------------------------------
                                                                 4,358,418
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      AIM CAPITAL APPRECIATION PORTFOLIO


  SHARES                    SECURITY                    VALUE
-----------------------------------------------------------------
Personal and Household Products -- 2.1%
     16,900 The Clorox Co.                           $    764,218
     28,100 The Gillette Co.                              855,645
     18,400 The Procter & Gamble Co.                    1,653,240
-----------------------------------------------------------------
                                                        3,273,103
-----------------------------------------------------------------
Printing and Publishing -- 0.6%
     11,200 Gannett Co., Inc.                             848,064
-----------------------------------------------------------------
Restaurants -- 2.9%
     59,600 Brinker International, Inc.+                1,892,300
     29,900 Outback Steakhouse, Inc.                    1,068,626
     15,700 P.F. Chang's China Bistro, Inc.+++            657,830
     29,800 Wendy's International, Inc.                   865,392
-----------------------------------------------------------------
                                                        4,484,148
-----------------------------------------------------------------
Retail -- 13.4%
     21,800 Abercrombie & Fitch Co., Class A Shares+      716,784
     52,200 Bed Bath & Beyond Inc.+                     2,062,422
     90,700 Caremark Rx, Inc.+                          1,805,837
     61,700 CDW Computer Centers, Inc.+++               2,630,888
      7,500 eBay Inc.+                                    695,775
     34,300 Family Dollar Stores, Inc.                  1,172,717
    135,000 The Gap, Inc.                               2,245,050
     13,400 Kohl's Corp.+                                 761,120
     33,300 Lowe's Cos., Inc.                           1,461,537
     16,500 Nike Inc., Class B Shares                     883,245
     10,200 Ross Stores, Inc.                             386,580
     49,800 Staples, Inc.+                                948,192
     67,700 The TJX Cos., Inc.                          1,303,225
     44,900 Wal-Mart Stores, Inc.                       2,528,768
     45,100 Walgreen Co.                                1,391,786
-----------------------------------------------------------------
                                                       20,993,926
-----------------------------------------------------------------
Technology -- 26.0%
     66,500 Analog Devices, Inc.+                       2,202,480
    111,000 Applied Materials, Inc.+                    1,620,600
    180,500 Cisco Systems, Inc.+                        2,714,720
     43,600 Citrix Systems, Inc.+                         826,656
     11,200 Danaher Corp.                                 772,576
     84,400 Dell Computer Corp.+                        2,440,004
     19,300 Electronic Arts Inc.+                       1,143,911
    116,500 EMC Corp.+                                  1,058,985
    100,800 Fiserv, Inc.+                               2,967,552
     67,700 Intel Corp.                                 1,245,680
     33,400 Intuit Inc.+                                1,295,252


                      See Notes to Financial Statements.


    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      AIM CAPITAL APPRECIATION PORTFOLIO


  SHARES                                    SECURITY                                    VALUE
-------------------------------------------------------------------------------------------------
Technology -- 26.0% (continued)
     39,000 KLA-Tencor Corp.+++                                                      $  1,599,000
     41,100 L-3 Communications Holdings, Inc.+++                                        1,824,840
     90,200 Lam Research Corp.+                                                         1,310,606
     44,600 Linear Technology Corp.                                                     1,537,362
     38,900 Maxim Integrated Products, Inc.                                             1,528,381
     18,800 Mercury Interactive Corp.+++                                                  638,072
    113,843 Microchip Technology Inc.                                                   2,366,796
    213,200 Microsoft Corp.                                                             5,451,524
     34,000 Molex Inc.                                                                    793,560
     29,600 Nokia Oyj                                                                     491,395
    280,000 Nortel Networks Corp.+                                                        722,400
     22,400 Novellus Systems, Inc.+                                                       628,096
     51,800 SunGard Data Systems, Inc.+                                                 1,113,700
     50,000 Taiwan Semiconductor Manufacturing Co. Ltd.+                                  418,500
     66,800 Teradyne, Inc.+                                                               774,880
     33,000 VERITAS Software Corp.                                                        726,330
     35,500 Vishay Intertechnology, Inc.+                                                 443,750
-------------------------------------------------------------------------------------------------
                                                                                       40,657,608
-------------------------------------------------------------------------------------------------
Transportation -- 1.3%
      9,100 FedEx Corp.                                                                   544,908
     89,200 Southwest Airlines Co.                                                      1,423,632
-------------------------------------------------------------------------------------------------
                                                                                        1,968,540
-------------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $152,837,344)                                                    149,048,577
-------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                    SECURITY                                    VALUE
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
$ 7,362,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at maturity
             -- $7,362,245; (Fully collateralized by U.S. Treasury Bonds, 8.000%
             due 11/15/21; Market value -- $7,510,938) (Cost -- $7,362,000)             7,362,000
-------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $160,199,344*)                                                  $156,410,577
-------------------------------------------------------------------------------------------------

+Non-income producing security.
++All or a portion of this security is on loan (See Note 4).
*Aggregate cost for Federal income tax purposes is substantially the same.

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$10,338,732 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $10,338,732)                                           $10,338,732
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


              SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO


  SHARES                   SECURITY                    VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.4%
Capital Goods -- 1.7%
   137,120 General Electric Co.                     $  4,038,184
----------------------------------------------------------------
Computer Software -- 3.9%
   370,000 Microsoft Corp.                             9,460,900
----------------------------------------------------------------
Consumer Cyclicals -- 13.6%
   462,800 Amazon.com, Inc.+                          13,268,476
   414,450 The Home Depot, Inc.                       11,658,479
   268,700 USA Interactive+                            8,047,565
----------------------------------------------------------------
                                                      32,974,520
----------------------------------------------------------------
Consumer Staples -- 12.8%
   231,290 The Coca-Cola Co.                           9,344,116
   400,795 The Gillette Co.                           12,204,208
   165,640 Wm. Wrigley Jr. Co.                         9,393,444
----------------------------------------------------------------
                                                      30,941,768
----------------------------------------------------------------
Financial Services -- 15.0%
   123,456 American International Group, Inc.          7,154,275
       191 Berkshire Hathaway Inc., Class A Shares+   13,334,665
   247,030 Merrill Lynch & Co., Inc.                  10,140,581
   130,170 Morgan Stanley                              5,825,107
----------------------------------------------------------------
                                                      36,454,628
----------------------------------------------------------------
Healthcare -- 20.9%
   192,680 Amgen Inc.+                                11,813,211
   115,750 Eli Lilly & Co.                             7,387,165
   177,400 Genentech, Inc.+                            6,739,426
   114,570 Johnson & Johnson                           6,457,165
   107,940 Merck & Co. Inc.                            6,279,949
   385,770 Pfizer Inc.                                11,862,428
----------------------------------------------------------------
                                                      50,539,344
----------------------------------------------------------------
Multi-Media -- 6.0%
   539,820 AOL Time Warner Inc.+                       7,384,738
   385,415 The Walt Disney Co.                         7,191,844
----------------------------------------------------------------
                                                      14,576,582
----------------------------------------------------------------
Technology -- 17.5%
   385,600 Dell Computer Corp.+                       11,147,696
   555,100 Intel Corp.                                10,213,840
   421,160 Texas Instruments Inc.                      7,787,248
   267,000 VERITAS Software Corp.+                     5,876,670
   268,480 Xilinx, Inc.+                               7,267,754
----------------------------------------------------------------
                                                      42,293,208
----------------------------------------------------------------


                      See Notes to Financial Statements.


    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


              SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO


  SHARES                                 SECURITY                                   VALUE
---------------------------------------------------------------------------------------------
Telecommunications -- 8.0%
   771,400 CIENA Corp.+                                                          $  3,756,718
   415,508 Cisco Systems, Inc.+                                                     6,249,240
   381,900 Juniper Networks, Inc.+                                                  3,903,018
   695,180 Motorola, Inc.                                                           5,498,874
---------------------------------------------------------------------------------------------
                                                                                   19,407,850
---------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $262,431,980)                                                 240,686,984
---------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                 SECURITY                                   VALUE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$1,467,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity --
            $1,467,051; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
            Market value -- $1,496,344) (Cost -- $1,467,000)                        1,467,000
---------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $263,898,980*)                                               $242,153,984
---------------------------------------------------------------------------------------------

+Non-income producing security.
*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003

                                             AIM Capital   Smith Barney Large
                                             Appreciation    Capitalization
                                              Portfolio     Growth Portfolio
  ----------------------------------------------------------------------------
  ASSETS:
   Investments, at value
     (Cost -- $160,199,344 and
     $263,898,980, respectively)             $156,410,577        $242,153,984
   Loaned securities collateral, at
     value (Cost -- $10,338,732) (Note 4)      10,338,732                  --
   Cash                                               243                 533
   Receivable for securities sold               4,348,673                  --
   Dividends and interest receivable               46,194             111,059
   Receivable for Fund shares sold                  5,625              43,103
   Other receivables                               12,592              39,569
  ---------------------------------------------------------------------------
   Total Assets                               171,162,636         242,348,248
  ---------------------------------------------------------------------------
  LIABILITIES:
   Payable for securities on loan (Note 4)     10,338,732                  --
   Payable for securities purchased             1,500,804           1,260,450
   Management fees payable                        115,045             143,444
   Accrued expenses                                39,497              43,863
  ---------------------------------------------------------------------------
   Total Liabilities                           11,994,078           1,447,757
  ---------------------------------------------------------------------------
  Total Net Assets                           $159,168,558        $240,900,491
  ---------------------------------------------------------------------------
  NET ASSETS:
   Par value of capital shares               $        195        $        224
   Capital paid in excess of par value        238,024,349         325,237,586
   Undistributed net investment income                 --              80,715
   Accumulated net investment loss               (160,769)                 --
   Accumulated net realized loss from
     security transactions and options        (74,906,450)        (62,673,038)
   Net unrealized depreciation of
     investments and foreign currencies        (3,788,767)        (21,744,996)
  ---------------------------------------------------------------------------
  Total Net Assets                           $159,168,558        $240,900,491
  ---------------------------------------------------------------------------
  Shares Outstanding                           19,542,207          22,374,316
  ---------------------------------------------------------------------------
  Net Asset Value                                   $8.14              $10.77
  ---------------------------------------------------------------------------

                      See Notes to Financial Statements.

    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2003

                                                             AIM Capital  Smith Barney Large
                                                             Appreciation   Capitalization
                                                              Portfolio    Growth Portfolio
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                  $   479,708        $  1,108,072
  Interest                                                        38,237              14,723
  Less: Foreign withholding tax                                   (1,888)                 --
-------------------------------------------------------------------------------------------
  Total Investment Income                                        516,057           1,122,795
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                       640,277             843,466
  Audit and legal                                                 15,637              18,756
  Custody                                                         15,632               9,703
  Shareholder communications                                       9,493              15,876
  Directors' fees                                                  3,112               5,249
  Shareholder servicing fees                                       2,673               2,480
  Other                                                            3,176               4,025
-------------------------------------------------------------------------------------------
  Total Expenses                                                 690,000             899,555
-------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (173,943)            223,240
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCIES AND
OPTIONS (NOTES 3, 6 AND 7):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)    (8,329,498)        (10,230,471)
   Foreign currency transactions                                  13,174                  --
   Options written                                                15,824                  --
-------------------------------------------------------------------------------------------
  Net Realized Loss                                           (8,300,500)        (10,230,471)
-------------------------------------------------------------------------------------------
 Change in Net Unrealized Depreciation From:
   Security transactions                                      10,147,756          29,446,495
   Foreign currency transactions                                     396                  --
-------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                     10,148,152          29,446,495
-------------------------------------------------------------------------------------------
Net Gain on Investments, Foreign Currencies
 and Options                                                   1,847,652          19,216,024
-------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                       $ 1,673,709        $ 19,439,264
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

AIM Capital Appreciation Portfolio                         2003          2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                  $   (173,943) $   (589,855)
  Net realized loss                                      (8,300,500)  (26,798,033)
  Decrease in net unrealized depreciation                10,148,152     4,341,849
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations       1,673,709   (23,046,039)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                        2,283,758    65,014,704
  Cost of shares reacquired                             (16,977,860)  (93,735,313)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions   (14,694,102)  (28,720,609)
---------------------------------------------------------------------------------
Decrease in Net Assets                                  (13,020,393)  (51,766,648)
NET ASSETS:
  Beginning of period                                   172,188,951   223,955,599
---------------------------------------------------------------------------------
  End of period*                                       $159,168,558  $172,188,951
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:            $(160,769)           --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney Large Capitalization Growth Portfolio       2003          2002
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $    223,240  $    359,070
 Net realized loss                                    (10,230,471)  (41,360,220)
 (Increase) decrease in net unrealized depreciation    29,446,495    (9,512,917)
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     19,439,264   (50,514,067)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                   (501,211)     (415,332)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (501,211)     (415,332)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                       8,551,494    34,322,507
 Net asset value of shares issued for reinvestment
   of dividends                                           501,211       415,332
 Cost of shares reacquired                            (12,238,657)  (38,267,567)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions   (3,185,952)   (3,529,728)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      15,752,101   (54,459,127)
NET ASSETS:
 Beginning of period                                  225,148,390   279,607,517
--------------------------------------------------------------------------------
 End of period*                                      $240,900,491  $225,148,390
--------------------------------------------------------------------------------
* Includes undistributed net investment income of:        $80,715      $358,686
--------------------------------------------------------------------------------



                      See Notes to Financial Statements.


    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and twelve other separate investment funds: Smith Barney Large Cap Value, Alliance Growth, Van Kampen Enterprise, Smith Barney International All Cap Growth, Travelers Managed Income, Putnam Diversified Income, Salomon Brothers Strategic Total Return Bond, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, Smith Barney Mid Cap Core and Smith Barney Aggressive Growth Portfolios. Shares of the Series are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities

    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian;
( j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney Large Capitalization Growth Portfolio ("SBLCG"). SBLCG pays SBFM a management fee calculated at an annual rate of 0.75% on the average daily net assets of SBLCG. This fee is calculated daily and paid monthly.

Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the AIM Capital Appreciation Portfolio ("AIMCAP"). AIMCAP pays TIA a management fee calculated at an annual rate of 0.80% on the average daily net assets of AIMCAP. This fee is calculated daily and paid monthly.

TIA has also entered into a sub-advisory agreement with AIM Capital Management, Inc. ("AIM"). Pursuant to the sub-advisory agreement, AIM is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at the annual rate of 0.375% of AIMCAP's average daily net assets.

    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

TIA has also entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

During the six months ended April 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions in the amount of $2,970 for AIMCAP.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                           AIMCAP       SBLCG
----------------------------------------------------------------
Purchases                                $36,276,077 $26,648,017
---------------------------------------------------------------
Sales                                     56,578,410  29,556,425
---------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                       AIMCAP         SBLCG
---------------------------------------------------------------
Gross unrealized appreciation       $ 13,748,700  $ 16,986,099
Gross unrealized depreciation        (17,537,467)  (38,731,095)
--------------------------------------------------------------
Net unrealized depreciation         $ (3,788,767) $(21,744,996)
--------------------------------------------------------------

    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

4. Lending of Portfolio Securities

Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2003, AIMCAP loaned common stocks having a market value of $9,860,462 and received cash collateral amounting to $10,338,732 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended April 30, 2003, income earned from securities on loan by AIMCAP was $4,937.

At April 30, 2003, SBLCG did not have any securities on loan.


5. Repurchase Agreements

The Funds purchase (and their custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.


6. Forward Foreign Currency Contracts

The Funds may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency con-

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders tract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At April 30, 2003, AIMCAP and SBLCG did not hold any forward foreign currency contracts.

7. Option Contracts

SBLCG may from time to time purchase call or put option contracts. Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2003, SBLCG did not hold any purchased call or put option contracts.

SBLCG may from time to time enter into written call or put option contracts. AIMCAP may only enter into written covered call option contracts. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The written option transactions for AIMCAP which occurred during the six months ended April 30, 2003, were as follows:

                                                       Number of
      AIMCAP                                           Contracts  Premium
      --------------------------------------------------------------------
      Options written, outstanding at October 31, 2002     36    $  9,252
      Options written                                      31       6,572
      Options expired                                     (67)    (15,824)
      --------------------------------------------------------------------
      Options written, outstanding at April 30, 2003       --    $      0
      --------------------------------------------------------------------

At April 30, 2003, SBLCG did not enter into any written covered call or put option contracts.

8. Capital Shares

At April 30, 2003, the Series had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                         Six Months Ended    Year Ended
                                          April 30, 2003  October 31, 2002
      --------------------------------------------------------------------
      AIM Capital Appreciation Portfolio
      Shares sold                              291,730        6,822,913
      Shares reacquired                     (2,179,125)      (9,963,375)
      --------------------------------------------------------------------
      Net Decrease                          (1,887,395)      (3,140,462)
      --------------------------------------------------------------------
      Smith Barney Large Capitalization Growth Portfolio
      Shares sold                              834,552        2,760,973
      Shares issued on reinvestment             51,353           42,511
      Shares reacquired                     (1,235,108)      (3,657,809)
      --------------------------------------------------------------------
      Net Decrease                            (349,203)        (854,325)
      --------------------------------------------------------------------

    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

AIM Capital Appreciation Portfolio                 2003/(1)/   2002     2001     2000    1999     1998
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $8.04     $9.11   $ 21.73   $16.30  $12.31  $12.68
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                                (0.01)    (0.03)    (0.02)   (0.07)  (0.03)  (0.01)
 Net realized and unrealized gain (loss)             0.11     (1.04)    (8.72)    6.03    4.02   (0.34)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.10     (1.07)    (8.74)    5.96    3.99   (0.35)
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                 --        --        --       --      --   (0.02)
 Net realized gains                                    --        --     (3.88)   (0.53)     --      --
-------------------------------------------------------------------------------------------------------
Total Distributions                                    --        --     (3.88)   (0.53)     --   (0.02)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $8.14     $8.04   $  9.11   $21.73  $16.30  $12.31
-------------------------------------------------------------------------------------------------------
Total Return                                         1.24%++ (11.75)%  (43.36)%  36.53%  32.41%  (2.79)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $159      $172      $224     $435    $300    $226
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                            0.86%+    0.85%     0.83%    0.83%   0.84%   0.85%
 Net investment loss                                (0.22)+   (0.28)    (0.20)   (0.35)  (0.18)  (0.06)
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                23%       65%       77%      91%     76%     75%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Large Capitalization
Growth Portfolio                    2003/(1)/    2002     2001    2000    1999   1998/(2)/
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $ 9.91    $11.86   $16.04   $14.53  $ 9.90   $10.00
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/           0.01      0.02     0.02     0.01    0.00*    0.01
  Net realized and unrealized
   gain (loss)                         0.87     (1.95)   (4.20)    1.55    4.64    (0.11)#
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.88     (1.93)   (4.18)    1.56    4.64    (0.10)
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.02)    (0.02)      --    (0.01)  (0.01)      --
  Net realized gains                     --        --       --    (0.02)     --       --
  Capital                                --        --       --    (0.02)     --       --
--------------------------------------------------------------------------------------------
Total Distributions                   (0.02)    (0.02)      --    (0.05)  (0.01)      --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $10.77    $ 9.91   $11.86   $16.04  $14.53   $ 9.90
--------------------------------------------------------------------------------------------
Total Return                           8.92%++ (16.29)% (26.06)%  10.77%  46.88%   (1.00)%++
--------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)              $241      $225     $280     $324    $168      $21
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                        0.80%+    0.80%    0.78%    0.77%   0.86%    1.00%+
  Net investment income                0.20+     0.13     0.14     0.06    0.07     0.52+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  12%       19%      10%       7%     14%       1%
--------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) For the period from May 1, 1998 (commencement of operations) to October 31, 1998.
(3) The Manager waived all or a portion of its fees for the period ended October 31, 1998. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.02 and 1.77%, respectively.
 *  Amount represents less than $0.01 per share.
 # The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

                               TRAVELERS SERIES
                                   FUND INC.



DIRECTORS                INVESTMENT MANAGERS
A.E. Cohen               Smith Barney Fund
Robert A. Frankel         Management LLC
Michael E. Gellert       Travelers Investment Adviser, Inc.
R. Jay Gerken,
 Chairman                CUSTODIAN
Rainer Greeven           State Street Bank and
Susan M. Heilbron         Trust Company

OFFICERS                 ANNUITY
R. Jay Gerken            ADMINISTRATION
President and Chief      Travelers Annuity Investor Services
Executive Officer        5 State House Square
                         1 Tower Square
Lewis E. Daidone         Hartford, Connecticut 06183
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Alan J. Blake
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Travelers Series Fund Inc.




  This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. -- AIM Capital Appreciation and Smith Barney Large Capitalization Growth Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004







 IN0806 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.



Travelers Series Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date:    June 30, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date:    June 30, 2003

By:      /s/ RICHARD PETEKA
         Chief Financial Officer of
         Travelers Series Fund Inc.

Date:    June 30, 2003